Finance cost (Schedule of finance costs) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs [abstract]
Interest on long-term debt	$ 52,426	$ 40,059
Unwinding of discount on provisions	39,619	28,979
Other charges	23,824	16,690
Finance costs	$ 115,869	$ 85,728